BALANCE SHEETS (Parenthetical) - USD ($)	Jul. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	950,000,000	950,000,000
Common stock, shares issued	604,029,492	527,327,424	419,562,102
Common stock, shares outstanding	602,529,492	525,827,424	418,062,102
Common stock issuable, shares	24,600,000	0	40,000
Football and office equipment, net of accumulated depreciation	$ 25,154	$ 0
Notes payable	67,078	0
Unsecured [Member]
Convertible promissory notes, debt discounts and put premiums	103,296	32,129	$ 54,942
Secured Debt [Member]
Convertible promissory notes, debt discounts and put premiums	$ 588,185	$ 462,468	$ 53,333